Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary Shares
12.
ORDINARY SHARES

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary shares is entitled to one vote per share. Each class B ordinary share is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder. During the years ended December 31, 2023, 2024 and 2025, the Company repurchased a total of nil, 3,180,414 and 1,043,936 Class A ordinary shares at fair value. The Company designated the repurchased shares as treasury stock, which are reserved for future issuance upon exercise of share options under the share incentive plans (Note 13).

During the years ended December 31, 2023, 2024 and 2025, the Company transferred nil, 3,333,761 and nil Class A ordinary shares repurchased by the Company to EatBetter Holding Limited, a BVI limited liability company controlled by the Founder and the CEO of the Company (“EatBetter”) and Glory Graze Holding Limited, a BVI limited liability company controlled by a director of the Company (“Glory Graze”) (together with EatBetter, the “ESOP Platforms”). Shares held by the ESOP Platforms are reserved for future issuance upon the exercise of vested share options.

As of December 31, 2024 and 2025, 37,134,116 and 33,580,707 Class A ordinary shares are held in trust by EatBetter and Glory Graze.